Summary of Organization and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 28, 2013
Estimated Useful Lives of Assets

The estimated useful lives are generally as follows:

Buildings and improvements	7–40 years
Plant, machinery and equipment	3–40 years
Truck and auto fleet	3–10 years
Mobile equipment and barges	3–20 years
Landfill airspace and improvements	5–60 years

Intangible Assets by Type and in Total

The following table shows intangible assets by type and in total:

	December 28, 2013			December 29, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Leases	$10,430	$(1,604)	$8,826	$8,940	$(1,092)	$7,848
Reserve rights	5,890	(221)	5,669	—	—	—
Trade names	1,020	(368)	652	1,020	(262)	758

Total intangible assets	$17,340	$(2,193)	$15,147	$9,960	$(1,354)	$8,606

Estimated Amortization Expense for Intangible Assets	The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

2014	$897
2015	897
2016	897
2017	893
2018	893
Thereafter	10,670

Total	$15,147

Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value in the consolidated balance sheets as of year-end 2013 and 2012 are as follows:

	2013	2012
Accrued expenses:
Current portion of contingent consideration	$—	$746
Acquisition- related liabilities
Contingent consideration	$1,908	$1,908

Continental Cement Company, L.L.C. [Member]
Estimated Useful Lives of Assets	These estimated useful lives are as follows:

Building and improvements	30 – 40 years
Plant, machinery and equipment	3 – 40 years
Mobile equipment and barges	3 – 20 years
Other	3 – 7 years